Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Deferred tax expense (income) [abstract]
Schedule of combined canadian federal and provincial statutory income tax rate
	2022	2021	2020
	$	$	$
Net loss before income tax	(9,446,454)	(552,436)	(182,116)
Combined federal and provincial statutory income tax rates	27%	27%	27%
Expected income tax recovery at statutory rates	2,550,543	149,158	49,171
Non-deductible differences	(1,102,753)	(7,310)	18,711
Change in unrecognized deductible temporary differences	(1,447,790)	(141,848)	(67,882)
Total income tax recovery	-	-	-

Schedule of deductible temporary differences
	2022	2021	2020
	$	$	$
Non-capital losses carried forward	1,110,151	300,805	169,751
Exploration and evaluation assets	(100,058)	(109,447)	(60,266)
Other items	660,396	15,278	5,409
	1,670,489	206,636	114,894